INVESTMENTS IN AFFILIATES (Details 2) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Aug. 28, 2015	Dec. 31, 2015	Oct. 31, 2015	Aug. 31, 2015	Dec. 31, 2015	Mar. 31, 2012
Tax equity transactions
Ownership Percentage						5.00%
Class A membership interests
Tax equity transactions
Receive of future cash flow distributions (as a percent)		51.00%			51.00%
Class B membership interests
Tax equity transactions
Receive of future cash flow distributions (as a percent)		49.00%			49.00%
Tranquillity, Garland, and Roserock
Tax equity transactions
Payment received recognized as revenue					$ 190.4
Further contribution					$ 69.5
Tranquillity
Tax equity transactions
Ownership Percentage		49.00%			49.00%
Net assets derecognized					$ 93.9
Tranquillity | Class A membership interests
Tax equity transactions
Percentage of interest sold				100.00%
Proceeds from sale of membership interest				$ 100.0
Tranquillity | Class B membership interests
Tax equity transactions
Ownership Percentage				100.00%
Garland
Tax equity transactions
Ownership Percentage		49.00%			49.00%
Net assets derecognized					$ 56.4
Silverlake | Class A membership interests
Tax equity transactions
Percentage of interest sold			100.00%
Proceeds from sale of membership interest			$ 49.0
Silverlake | Class B membership interests
Tax equity transactions
Ownership Percentage			100.00%
Roserock
Tax equity transactions
Ownership Percentage		49.00%			49.00%
Net assets derecognized					$ 23.5
Roserock | Class A membership interests
Tax equity transactions
Percentage of interest sold		100.00%
Proceeds from sale of membership interest	$ 45.0
Roserock | Class B membership interests
Tax equity transactions
Ownership Percentage		100.00%			100.00%